Income Taxes - Summary of Analysis of Temporary Differences Giving Rise to Net Deferred Tax Liability (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 66,303,077	$ 88,074,856	$ 86,613,327	$ 104,573,985
Deferred tax expense in net profit for the year	12,292,014	(3,894,383)	1,994,063
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	19,312,081	17,964,305
Deferred tax expense in net profit for the year	4,458,848	(257,070)	1,841,705
Deferred revenues [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	6,748,101	5,820,260
Deferred tax expense in net profit for the year	897,762	(1,077,259)	3,632,051
Tax losses carry forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	25,121,933	26,630,407
Deferred tax expense in net profit for the year	2,236,244	(9,873)	(5,833,660)
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	(39,459,549)	(11,962,544)
Deferred tax expense in net profit for the year	3,524,761	(461,594)	453,493
Inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	(537,404)	1,787,065
Deferred tax expense in net profit for the year	(2,393,979)	(291,531)	81,270
Licenses and rights of use [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	(5,177,924)	(3,399,931)
Deferred tax expense in net profit for the year	344,729	432,403	961,402
Employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	45,467,827	41,743,744
Deferred tax expense in net profit for the year	422,473	(1,019,042)	1,128,209
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	14,828,012	9,491,550
Deferred tax expense in net profit for the year	$ 2,801,176	$ (1,210,417)	$ (270,407)